Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

December 31, 2019	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	9,502	—	(118)	(118)
Derivatives not formally designated as hedging instruments	Currency swaps	9	207,032	1,632	(1,339)	293
Subtotal risk management derivatives			216,534	1,632	(1,457)	175

Client services derivatives	Spot and forward foreign exchange	352	3,280,636	31,060	(30,602)	458

Total derivative instruments			3,497,170	32,692	(32,059)	633

December 31, 2018	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	2,935	—	(32)	(32)
Derivatives not formally designated as hedging instruments	Currency swaps	8	235,875	269	(569)	(300)
Subtotal risk management derivatives			238,810	269	(601)	(332)

Client services derivatives	Spot and forward foreign exchange	288	2,064,762	13,331	(12,671)	660

Total derivative instruments			2,303,572	13,600	(13,272)	328

Schedule of offsetting assets
The Bank also elected not to offset certain derivative assets or liabilities and all collaterals received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2019				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	32,692	(2,233)	30,459	—	(3,224)	27,235

Derivative liabilities
Spot and forward foreign exchange and currency swaps	32,059	(2,233)	29,826	—	(997)	28,829
Net positive fair value			633

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2018				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,600	(2,036)	11,564	—	(3,216)	8,348

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,272	(2,036)	11,236	—	(1,861)	9,375
Net positive fair value			328

Schedule of offsetting liabilities
The Bank also elected not to offset certain derivative assets or liabilities and all collaterals received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2019				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	32,692	(2,233)	30,459	—	(3,224)	27,235

Derivative liabilities
Spot and forward foreign exchange and currency swaps	32,059	(2,233)	29,826	—	(997)	28,829
Net positive fair value			633

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2018				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,600	(2,036)	11,564	—	(3,216)	8,348

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,272	(2,036)	11,236	—	(1,861)	9,375
Net positive fair value			328

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding.

		Year ended
Derivative instrument	Consolidated statements of operations line item	December 31, 2019	December 31, 2018	December 31, 2017
Spot and forward foreign exchange	Foreign exchange revenue	(202)	(25)	541
Currency swaps, not designated as hedge	Foreign exchange revenue	592	1,697	(4,916)
Currency swaps - net investment hedge	Foreign exchange revenue	—	—	(11,334)
Total net gains (losses) recognized in net income		390	1,672	(15,709)

Derivative instrument	Consolidated statements of comprehensive income line item	December 31, 2019	December 31, 2018	December 31, 2017
Currency swaps - net investment hedge	Net change in unrealized gains and (losses) on translation of net investment in foreign operations	(85)	—	(4,410)
Total net gains (losses) recognized in comprehensive income		(85)	—	(4,410)